Stock Based Compensation Stock Based Compensation (Tables)	12 Months Ended
Dec. 31, 2013
Stock-Based Compensation [Abstract]
Schedule of Share-based Payment Award, Employee Stock Purchase Plan, Valuation Assumptions [Table Text Block]
The table below represents the assumptions used to value stock options granted during the years ended December 31,:

	2013	2012	2011
Expected volatility	27.1%	33.6%	35.0%
Risk-free interest rate	1.4%	0.7%	1.0%
Expected dividend yield	1.2%	1.7%	0.5%
Expected term of options (in years)	4.80	5.00	5.00
Weighted average fair value per option	$12.03	$9.72	$8.74

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
The following summarizes information about stock options outstanding and exercisable (in thousands, except exercise price and remaining life data):

OPTIONS OUTSTANDING				OPTIONS EXERCISABLE
Range of Exercise Prices	Number Outstanding at December 31, 2013	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable at December 31, 2013	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price
$15.46 - $23.17	43	4.90	$21.80	43	4.90	$21.80
23.18 - 30.90	254	5.40	26.58	127	3.88	26.26
30.91 - 38.61	193	6.54	34.12	43	3.56	35.09
38.62 - 61.79	276	4.01	49.38	198	1.87	50.02
$15.46 - $61.79	766	5.16	$36.41	411	2.98	$38.16

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
A summary of stock option activity under the plans for the year ended December 31, 2013, is presented below (in thousands, except exercise price data):

	2013
	Shares	Weighted Average Exercise Price
Options outstanding, beginning of year	2,099	$41.09
Options granted	82	47.51
Options exercised	(770)	36.74
Options forfeited	(645)	52.62
Options outstanding, end of year	766	36.41
Options exercisable, end of year	411	$38.16

Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity [Table Text Block]
A summary of nonvested restricted stock awards and performance based restricted stock units for the year ended December 31, 2013, is presented below (in thousands, except fair value data):

	2013
	Shares	Weighted Average Grant Date Fair Value
Nonvested shares, beginning of year	1,611	$28.97
Shares awarded	519	39.98
Shares vested	(482)	27.98
Shares forfeited	(225)	28.73
Nonvested shares, end of year	1,423	$33.33